Note 8 - Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Amortization of Intangible Assets	$ 0.6	$ 0.5	$ 0.6